Joint Arrangements - Summary of Interest Percentage in Joint Operations (Parenthetical) (Detail)		1 Months Ended
	Jun. 01, 2022	Jun. 30, 2022
Stybarrow and Scarborough [Member] | Merger with BHPP [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	100.00%
Congo [Member] | Farmdown of Interest [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		22.50%